Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information

2. Segment information

The Group is a leading worldwide creative transformation organisation offering national and multinational clients a comprehensive range of communications, experience, commerce and technology services. Substantially all of the Group’s revenue is from contracts with customers.

The Group is organised into four reportable segments – Advertising and Media Investment Management; Data Investment Management; Public Relations & Public Affairs; and Brand Consulting, Health & Wellness and Specialist Communications. This last reportable segment includes direct, interactive and ecommerce.

IFRS 8 Operating Segments requires operating segments to be identified on the same basis as is used internally for the review of performance and allocation of resources by the Chief Executive Officer. Provided certain quantitative and qualitative criteria are fulfilled, IFRS 8 permits the aggregation of these components into reportable segments for the purposes of disclosure in the Group’s financial statements. In assessing the Group’s reportable segments, the Directors have had regard to the similar economic characteristics of certain operating segments, their shared client base, the similar nature of their products or services and their long-term margins, amongst other factors.

Reportable segments

Reported contributions were as follows:

Income statement	Revenue[1,2]	Revenue less pass-through costs[2,3]	Headline PBIT[4]	Headline PBIT margin[5]
	£m	£m	£m
2018
Advertising and Media Investment Management	7,132.4	5,529.7	972.4	17.6%
Data Investment Management	2,582.5	1,965.4	301.1	15.3%
Public Relations & Public Affairs	1,210.7	1,136.3	183.7	16.2%
Brand Consulting, Health & Wellness and Specialist Communications	4,676.8	4,195.2	590.1	14.1%
	15,602.4		2,047.3
2017
Advertising and Media Investment Management	7,368.7	5,889.3	1,109.0	18.8%
Data Investment Management	2,703.4	2,052.1	350.3	17.1%
Public Relations & Public Affairs	1,204.0	1,140.6	183.2	16.1%
Brand Consulting, Health & Wellness and Specialist Communications	4,528.1	4,087.6	624.6	15.3%
	15,804.2		2,267.1
2016
Advertising and Media Investment Management	6,709.4	5,450.9	1,027.2	18.8%
Data Investment Management	2,672.4	1,994.0	351.5	17.6%
Public Relations & Public Affairs	1,130.6	1,078.5	179.8	16.7%
Brand Consulting, Health & Wellness and Specialist Communications	4,374.9	3,905.2	601.8	15.4%
	14,887.3		2,160.3

Notes

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[3]

Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

[4]	A reconciliation from profit before interest and taxation to headline PBIT is provided in note 29. PBIT is reconciled to reported profit before taxation in the consolidated income statement.
[5]	Headline PBIT margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs. Previously referred to as revenue less pass-through costs margin.

Other information	Share-based payments	Capital additions[1]	Depreciation and amortisation[2]	Goodwill impairment	Share of results of associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2018
Advertising and Media Investment Management	41.9	190.8	111.8	148.0	16.6	203.4
Data Investment Management	12.8	68.9	56.6	0.9	12.5	113.1
Public Relations & Public Affairs	8.3	13.4	13.8	–	5.2	39.5
Brand Consulting, Health & Wellness and Specialist Communications	21.8	102.1	81.6	35.0	9.2	440.8
	84.8	375.2	263.8	183.9	43.5	796.8
2017
Advertising and Media Investment Management	57.0	171.3	108.8	19.5	27.0	193.1
Data Investment Management	14.4	58.8	59.9	–	15.3	106.3
Public Relations & Public Affairs	8.6	10.6	12.2	7.6	6.3	34.2
Brand Consulting, Health & Wellness and Specialist Communications	25.0	85.5	86.1	–	64.9	731.6
	105.0	326.2	267.0	27.1	113.5	1,065.2
2016
Advertising and Media Investment Management	60.7	126.2	105.4	20.9	8.3	285.6
Data Investment Management	13.0	61.5	60.9	–	13.2	109.4
Public Relations & Public Affairs	7.5	10.3	11.6	–	3.2	108.1
Brand Consulting, Health & Wellness and Specialist Communications	25.3	87.1	81.5	6.1	25.1	566.3
	106.5	285.1	259.4	27.0	49.8	1,069.4

Notes

[1]	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[2]	Depreciation of property, plant and equipment and amortisation of other intangible assets.

Contributions by geographical area were as follows:

	2018 £m	2017[2] £m	2016[2] £m
Revenue[1]
North America[3]	5,371.0	5,659.2	5,400.9
UK	2,189.4	2,133.4	1,970.7
Western Continental Europe	3,335.3	3,230.6	3,008.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	4,706.7	4,781.0	4,507.2
	15,602.4	15,804.2	14,887.3
Revenue less pass-through costs[4]
North America[3]	4,474.2	4,793.9	4,598.4
UK	1,691.3	1,688.0	1,590.2
Western Continental Europe	2,735.4	2,630.6	2,438.3
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,925.7	4,057.1	3,801.7

Headline PBIT[5]
North America[3]	804.0	937.4	895.4
UK	244.6	280.0	261.4
Western Continental Europe	372.7	376.0	351.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	626.0	673.7	651.8
	2,047.3	2,267.1	2,160.3

	Margin	Margin[2]	Margin[2]
Headline PBIT margin[6]
North America	18.0%	19.6%	19.5%
UK	14.5%	16.6%	16.4%
Western Continental Europe	13.6%	14.3%	14.4%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	15.9%	16.6%	17.1%

Notes

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[3]

North America includes the US with revenue of £5,074.1 million (2017: £5,336.3 million, 2016: £5,107.2 million), revenue less pass-through costs of £4,236.7 million (2017: £4,535.3 million, 2016: £4,359.7 million) and Headline PBIT of £761.6 million (2017: £890.3 million, 2016: £849.4 million).

[4]

Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

[5]	See note 29 for a reconciliation of PBIT to headline PBIT.
[6]	Headline PBIT margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs. Previously referred to as revenue less pass-through costs margin.

	2018 £m	2017 £m
Non-current assets[1]
North America[2]	7,269.7	7,667.5
UK	2,079.2	2,098.2
Western Continental Europe	4,385.6	4,542.1
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	4,028.4	4,035.8
	17,762.9	18,343.6

Note

[1]	Non-current assets excluding financial instruments and deferred tax.
[2]	North America includes the US with non-current assets of £6,791.9 million (2017: £7,202.7 million).